FINANCIAL DEBT - Global Programs for the issuance of Notes (Details) - USD ($)			12 Months Ended
	Dec. 11, 2017	Dec. 02, 2010	Dec. 31, 2018	Apr. 25, 2018	Dec. 28, 2017	Jun. 01, 2016	May 26, 2016	Apr. 20, 2016	Apr. 19, 2016
Cablevision | Term Notes
Financial Debt
Repurchase of Notes			$ 500,000
Cablevision | Term Notes | Maximum
Financial Debt
Principal amount								$ 1,000,000,000	$ 500,000,000
Cablevision | Class A Notes
Financial Debt
Principal amount						$ 500,000,000
Investments in fixed assets and other capital expenditure						$ 89,100,000
Quorum of Extraordinary Noteholders' Meeting (as a percent)	81.86216%
Cablevision | Class A Notes | Fixed interest rate
Financial Debt
Borrowing interest rate						6.50%
Telecom Argentina | Term Notes
Financial Debt
Principal amount				$ 500,000,000
Telecom Argentina | Term Notes | Maximum
Financial Debt
Principal amount				$ 1,000,000,000	$ 3,000,000,000
Personal | Term Notes
Financial Debt
Amortization term		5 years
Personal | Term Notes | Maximum
Financial Debt
Principal amount		$ 500,000,000					$ 1,000,000,000